UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811 - 08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

601 UNION STREET, SUITE 3525
SEATTLE, WA 98101

MICHELE T. MOSCA
RAINIER INVESTMENT MANAGEMENT, LLC
601 UNION STREET, SUITE 3525
SEATTLE, WA 98101

(800) 248-6314

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2017

Item 1. Schedule of Investments.

Rainier Small/Mid Cap Equity Fund
Schedule of Investments
December 31, 2017 (Unaudited)

COMMON STOCKS (95.0%)	Shares	Value
CONSUMER DISCRETIONARY (9.5%)
Brunswick Corp.	37,520	$2,071,855
Burlington Stores, Inc. *	23,110	2,843,223
Live Nation Entertainment, Inc. *	67,830	2,887,523
Mohawk Industries, Inc. *	15,940	4,397,846
Norwegian Cruise Line Holdings Ltd. *^	65,940	3,511,305
Ollie's Bargain Outlet Holdings, Inc. *	35,290	1,879,193
Thor Industries, Inc.	26,120	3,936,806
Ulta Salon Cosmetics & Fragrance, Inc. *	8,990	2,010,703
Total Consumer Discretionary		23,538,454

CONSUMER STAPLES (1.7%)
Pinnacle Foods, Inc.	73,280	4,357,962
Total Consumer Staples		4,357,962

ENERGY (3.9%)
Diamondback Energy, Inc. *	26,110	3,296,387
Matador Resources Co. *	108,840	3,388,189
Newfield Exploration Co. *	93,790	2,957,199
Total Energy		9,641,775

FINANCIALS (15.6%)
Bank of the Ozarks, Inc.	74,740	3,621,153
E*Trade Financial Corp.*	77,210	3,827,300
East West Bancorp, Inc.	54,930	3,341,392
Evercore Partners, Inc. Cl. A	65,950	5,935,500
First Republic Bank	38,490	3,334,773
Pinnacle Financial Partners, Inc.	45,050	2,986,815
Progressive Corp.	71,060	4,002,099
Raymond James Financial, Inc.	45,940	4,102,442
Signature Bank *	17,770	2,439,110
Western Alliance Bancorp *	91,790	5,197,150
Total Financials		38,787,734

HEALTH CARE (9.8%)
Amedisys, Inc. *	36,110	1,903,358
Insulet Corp. *	32,610	2,250,090
Ionis Pharmaceuticals, Inc. *	23,050	1,159,415
K2M Group Holdings, Inc. *	92,610	1,666,980
Natus Medical, Inc. *	83,180	3,177,476
NuVasive, Inc. *	48,120	2,814,539
Paratek Pharmaceuticals, Inc. *	76,490	1,369,171
Perrigo Co. plc ^	22,980	2,002,937
PRA Health Sciences, Inc. *	23,720	2,160,180
Teleflex, Inc.	24,100	5,996,562
Total Health Care		24,500,708

	Shares	Value
INDUSTRIALS (18.2%)
A.O. Smith Corp.	92,980	$5,697,814
Apogee Enterprises, Inc.	39,330	1,798,561
Comfort Systems USA, Inc.	101,830	4,444,879
Granite Construction, Inc.	15,170	962,233
JetBlue Airways Corp. *	132,900	2,968,986
Lennox International, Inc.	14,980	3,119,735
Mercury Systems, Inc. *	103,390	5,309,076
On Assignment, Inc. *	63,440	4,077,289
Oshkosh Corp.	57,310	5,208,906
Quanta Services, Inc. *	102,560	4,011,122
Tetra Tech, Inc.	90,480	4,356,612
The Middleby Corp. *	25,310	3,415,585
Total Industrials		45,370,798

INFORMATION TECHNOLOGY (22.4%)
Cadence Design Systems, Inc. *	27,610	1,154,650
CoStar Group, Inc. *	11,060	3,284,267
Coupa Software, Inc. *	84,510	2,638,402
Euronet Worldwide, Inc. *	28,840	2,430,347
FleetCor Technologies, Inc. *	14,320	2,755,598
Fortinet, Inc. *	80,580	3,520,540
Gartner, Inc. *	15,350	1,890,352
HubSpot, Inc. *	29,630	2,619,292
Lam Research Corp.	16,970	3,123,668
Lumentum Holdings, Inc. *	39,690	1,940,841
Marvell Technology Group Ltd. ^	179,100	3,845,277
ON Semiconductor Corp. *	120,050	2,513,847
OSI Systems, Inc. *	35,610	2,292,572
Palo Alto Networks, Inc. *	16,700	2,420,498
Paycom Software, Inc. *	35,160	2,824,403
Proofpoint, Inc. *	21,950	1,949,379
RingCentral, Inc. Cl. A *	104,030	5,035,052
Skyworks Solutions, Inc.	30,100	2,857,995
Total System Services, Inc.	56,950	4,504,176
Tyler Technologies, Inc. *	12,020	2,128,141
Total Information Technology		55,729,297

MATERIALS (4.0%)
Axalta Coating Systems Ltd. *^	103,760	3,357,674
Eagle Materials, Inc.	29,570	3,350,281
Vulcan Materials Co.	25,430	3,264,449
Total Materials		9,972,404

REAL ESTATE INVESTMENT TRUST (7.4%)
Equinix, Inc.	9,850	4,464,217
Hudson Pacific Properties, Inc.	75,870	2,598,547
Monmouth Real Estate Investment Corp.	180,400	3,211,120

	Shares	Value
REAL ESTATE INVESTMENT TRUST (7.4%)(continued)
National Storage Affiliates Trust	108,450	$2,956,347
Physicians Realty Trust	140,950	2,535,691
Retail Opportunity Investments Corp.	128,040	2,554,398
Total Real Estate Investment Trust		18,320,320

UTILITIES (2.5%)
American Water Works Co., Inc.	40,670	3,720,898
MDU Resources Group, Inc.	95,460	2,565,965
Total Utilities		6,286,863

TOTAL COMMON STOCKS
(Cost $151,093,299)		$236,506,315

SHORT TERM INVESTMENT (3.1%)
MONEY MARKET FUND (3.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Institutional Class - 1.19%**	7,680,537	$7,680,537
TOTAL SHORT TERM INVESTMENT
(Cost $7,680,537)		$7,680,537

TOTAL INVESTMENTS (98.1%)
(Cost $158,773,836)		$244,186,852

OTHER ASSETS IN EXCESS OF LIABILITIES (1.9%)		4,698,665
TOTAL NET ASSETS (100.0%)		$248,885,517

* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

Fair Value of Financial Instruments at December 31, 2017

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy.

Level 1 - Unadjusted quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, current yields, credit quality, prepayment speeds for mortgage-related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rate, fair value estimates for foreign securities, changes in benchmark securities indices and interest rates).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

Equity securities that are traded on national securities exchanges (including exchange-traded funds) are valued at the last reported sale price on the exchange where it is primarily traded. To the extent these securities have market quotes from active markets, they are classified as Level 1.

In the event that prices are not available from a pricing service, the Adviser's Pricing Committee will determine a price in accordance with the Security Valuation Policy; these valuations may be categorized as Level 2 or 3 depending on the inputs to the valuations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments based on the major classification in the Schedules of Investments as of December 31, 2017:

Rainier Small/Mid Cap Equity Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$236,506,315	$-	$-	$236,506,315
Total Equity	236,506,315	-	-	236,506,315

Short-Term Investments	7,680,537	-	-	7,680,537
Total Investments in Securities	$244,186,852	$-	$-	$244,186,852

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels when comparing the September 30, 2017 reporting period and the December 31, 2017 period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rainier Investment Management Mutual Funds

By  /s/ Michele T. Mosca
       Michele T. Mosca
       Chief Executive Officer and President

Date  January 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Rainier Investment Management Mutual Funds

By  /s/ Michele T. Mosca
       Michele T. Mosca
       Chief Executive Officer and President

Date  January 30, 2018

By  /s/ Christine Glavin
       Christine Glavin
       Chief Financial Officer and Treasurer

Date  January 30, 2018

* Print the name and title of each signing officer under his or her signature.